Acquisitions And Divestitures (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Embedded Computing and Power [Member]	Sep. 30, 2012 Avtron Loadbank and Marine Controls Business [Member]	Sep. 30, 2012 Knaack Member	Sep. 30, 2011 Heating Elements Unit Member	Sep. 30, 2011 Heating Elements Unit Member	Sep. 30, 2014 Virgo and Enardo [Member]	Sep. 30, 2012 Avtron Loadbank, Marine Controls Business and other individually insignificant acquisitions [Member]	Sep. 30, 2011 Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisitions and Divestitures [Line Items]
The percentage of ownership interest to be sold to the investee	51.00%								51.00%
Cash to be received upon sale of business	$ 300								$ 300
Net sales	6,812	6,344	5,960	5,553	6,700	6,484	5,919	5,309	24,669	24,412	24,222	1,200		95	12
Earnings from continuing operations before income taxes									3,196	3,115	3,631	44
Other current assets	1,021				651				1,021	651		408
Noncurrents assets	10,107				10,183				10,107	10,183		190
Accrued expenses	3,184				2,732				3,184	2,732		272
Other Liabilities, Noncurrent	2,313				2,456				2,313	2,456		20
Purchases of businesses, net of cash and equivalents acquired									19	187	232						506	187	232
Acquisition debt assumed																	76
Annualized Sales																	300	115	100
Percent of Entity Acquired													100.00%
Cash Acquired from Acquisition																		5	2
Goodwill	7,509				8,026				7,509	8,026	8,771							94	125
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount																		36	0
Intangible Assets, Net (Excluding Goodwill)	1,672				1,838				1,672	1,838								82	75
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life																		9 years	12 years
Proceeds from Divestiture of Businesses									3	125	103			114		73
Gain (loss) on sale of business, net of tax														(5)		21
Gain (loss) on sale of business, income tax														(3)		30
Net Income (Loss) Attributable to Parent	$ 795	$ 194	$ 561	$ 454	$ 282	$ 770	$ 545	$ 371	$ 2,004	$ 1,968	$ 2,480			$ 7	$ 1